Investments Accounted for Using the Equity Method (Summarized Financial Information for Other Associates) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Aggregate amounts of the group's share of:
Profit for the year	¥ 656,398	¥ 2,227,165	¥ 5,336,218
Total comprehensive income	644,886	2,234,614	¥ 5,329,204
Other associates [member]
Disclosure of associates [line items]
Aggregate carrying value of investments at 31 December	75,094	45,022
Aggregate amounts of the group's share of:
Profit for the year	8,619	6,400
Total comprehensive income	¥ 8,619	¥ 6,400